Acquisitions and dispositions - (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Fair Value of Assets Acquired and Liabilities Assumed
The following table sets forth the preliminary purchase price allocation at July 6, 2018 (in thousands):

Fair value of assets acquired and liabilities:
Property and equipment used in operations	$792,807
Cash and cash equivalents	35,831
Racing and gaming licenses	228,000
Customer list	25,000
Goodwill	17,915
Other assets	9,598
Other liabilities	(38,786)

$1,070,365

Results of discontinued operations
The results of the Northfield OpCo discontinued operations are summarized as follows:

	Nine Months Ended September 30,	Three and Nine Months Ended September 30,
	2019 (1)	2018 (2)
Total revenues	$67,841	$65,562
Total expenses	(48,735)	(48,997)

Income from discontinued operations before income taxes	19,106	16,565
Provision for income taxes	(2,890)	(2,616)

Income from discontinued operations, net of tax	16,216	13,949
Less: Income attributable to noncontrolling interests — discontinued operations	(11,434)	(10,231)

Income from discontinued operations attributable to Class A shareholders	$4,782	$3,718

(1)	There was no income from discontinued operations for the three months ended September 30, 2019.
(2)	As Northfield was acquired on July 6, 2018, the results of the Northfield OpCo discontinued operations are the same for both the three and nine months ended September 30, 2018.
The major classes of assets and liabilities of the Northfield OpCo presented as assets and liabilities related to assets held for sale as of December 31, 2018 were as follows:

December 31, 2018
(in thousands)
Assets held for sale
Property and equipment, used in operations, net	$20,391
Cash and cash equivalents	55,822
Tenant and other receivables, net	7,322
Prepaid expenses and other assets	3,024
Goodwill	17,915
Other intangible assets, net	251,214

Assets held for sale	$355,688

Liabilities related to assets held for sale
Due to MGM Resorts International and affiliates	$80
Accounts payable, accrued expenses and other liabilities	28,806
Deferred revenue	51

Liabilities related to assets held for sale	$28,937

The results of the Northfield OpCo discontinued operations are summarized as follows:

Year Ended December 31, 2018
(In thousands)
Total revenues	$132,949
Total expenses	(97,330)

Income for discontinued operations before income taxes	35,619
Provision for income tax	(5,056)

Income from discontinued operations, net of tax	30,563
Less: Net income attributable to noncontrolling interests — discontinued operations	(22,417)

Net income from discontinued operations	$8,146

The major classes of assets and liabilities of the Northfield OpCo presented as assets and liabilities related to assets held for sale as of December 31, 2018 were as follows:

December 31, 2018 (In thousands)
Assets held for sale
Property and equipment, used in operations, net	$20,391
Cash and cash equivalents	55,822
Tenant and other receivables, net	7,322
Prepaid expenses and other assets	3,024
Goodwill	17,915
Other intangible assets, net	251,214

Assets held for sale	$355,688

Liabilities related to assets held for sale
Due to MGM Resorts International and affiliates	$80
Accounts payable, accrued expenses and other liabilities	28,806
Deferred revenue	51

Liabilities related to assets held for sale	$28,937